Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues (notes 2, 5, and 11)	$ 1,416,424	$ 1,110,284	$ 1,152,390
Voyage expenses (note 2)	(151,808)	(99,444)	(80,750)
Vessel operating expenses (notes 2 and 11)	(437,671)	(353,564)	(364,441)
Time-charter hire expenses	(52,616)	(80,315)	(75,485)
Depreciation and amortization (notes 1 and 2)	(372,290)	(309,975)	(300,011)
General and administrative (notes 11 and 17)	(65,427)	(62,249)	(56,122)
(Write down) and gain (loss) on sale of vessels (note 18)	(223,355)	(318,078)	(40,079)
Restructuring charge (note 10)	1,520	2,664	4,649
Income (loss) from vessel operations	111,737	(116,005)	230,853
Interest expense (notes 8, 11 and 12)	(199,395)	(154,890)	(140,611)
Interest income	3,598	2,707	1,257
Realized and unrealized gain (loss) on derivative instruments (note 12)	12,808	(42,853)	(20,313)
Equity income (notes 2 and 19)	39,458	14,442	17,933
Foreign currency exchange loss (note 12)	(9,413)	(14,006)	(14,805)
Losses on debt repurchases (notes 8 and 11h)	(55,479)	(3,102)	0
Other (expense) income - net (notes 3 and 14b)	(4,602)	14,167	(21,031)
(Loss) income before income tax (expense) recovery	(101,288)	(299,540)	53,283
Income tax (expense) recovery (notes 2 and 13)	(22,657)	98	(8,808)
Net (loss) income	(123,945)	(299,442)	44,475
Non-controlling interests in net (loss) income	(7,161)	3,764	11,858
Preferred unitholders' interest in net (loss) income (note 16)	31,485	42,065	45,836
General Partner’s interest in net (loss) income	(1,128)	(5,770)	(267)
Limited partners' interest in net (loss) income	(147,141)	(339,501)	(12,952)
Limited partners' interest in net (loss) income for basic net (loss) income per common unit (note 16)	$ (147,141)	$ (320,749)	$ (31,326)
Limited partners' interest in net (loss) income per common unit:
- basic (USD per unit)	$ (0.36)	$ (1.45)	$ (0.25)
- diluted (USD per unit)	$ (0.36)	$ (1.46)	$ (0.25)
Weighted-average number of common units outstanding:
- basic (in units)	410,261,239	220,755,937	124,747,207
- diluted (in units)	410,261,239	229,940,120	124,747,207
Cash distributions declared per unit (USD per unit)	$ 0.04	$ 0.24	$ 0.44